Summary of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (10,149)	$ (9,333)	$ (7,525)
Other comprehensive (loss) income, net - Foreign Currency Translation	266	(516)	620
Amounts reclassified, pretax - Foreign Currency Translation	(2)	2	10
Tax (benefit) expense reclassified - Foreign Currency Translation	43	4
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on foreign currency translation Arising During Period		0
Other comprehensive (loss) income before reclassifications, net - Pension	(584)	(1,736)
Amounts reclassified, pretax - Pension	228	344	529
Tax (benefit) expense reclassified - Pension	(97)	(326)
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Defined Benefit Plan Arising During Period		0
Other comprehensive (loss) income before reclassifications, net - AFS Securities	0	0
Amounts reclassified, pretax - AFS Securities	0	0	566
Tax (benefit) expense reclassified - AFS Securities	0	0
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Securities Arising During Period	0	(5)	0
Other comprehensive (loss) income before reclassifications, net - Unrealized Hedging (Losses) Gains	(33)	(307)
Amounts reclassified, pretax - Unrealized Hedging (Losses) Gains	(51)	16	39
Tax (benefit) expense reclassified - Unrealized Hedging (Losses) Gains	11	(78)
Other Comprehensive Income (Loss), ASU 2016-01 adoption impact on Derivatives Arising During Period		0
Other comprehensive (loss) income before reclassifications, net	(337)	(2,529)
Amounts reclassified, pretax	(223)	(326)
Tax (benefit) expense reclassified	(43)	(400)
Reclassification from OCI, current period, ASU 2016-01 adoption impact		(5)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	170
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on foreign currency translation Arising During Period	(8)
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Defined Benefit Plan Arising During Period	(737)
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Derivatives Arising During Period	0
Reclassification from OCI, current period, ASU 2018-02 adoption impact	(745)	0	0
Other Comprehensive Income (Loss), ASU 2018-02 adoption impact on Securities Arising During Period	0
Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified, pretax - Pension	17
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Net settlement and curtailment gain (loss)	59	(3)	(3)
UNITED STATES | Pension Plan [Member]
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax [Abstract]
Net settlement and curtailment gain (loss)	98
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(3,211)	(3,442)	(2,950)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,772)	(5,718)	(4,652)
Accumulated Net Unrealized Gain (Loss) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	0	0	5
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(166)	(173)	$ 72
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net - Foreign Currency Translation	$ (280)	$ 486